Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Current assets:
Cash	$ 247,089,000	$ 137,070,000
Prepaid expenses and other current assets	12,189,000	5,412,000
Total current assets	259,278,000	142,482,000
Non-current assets:
Property and equipment, net	13,528,000	6,180,000
Intangible assets, net	399,000	0
Total assets	273,205,000	148,662,000
Current liabilities:
Accounts payable	3,036,000	1,946,000
Accrued expenses and other liabilities	14,103,000	3,087,000
Total current liabilities	17,139,000	5,033,000
Non-current liabilities:
Long-term lease incentive obligation	221,000	265,000
Other long-term payables	380,000	763,000
Total liabilities	17,740,000	6,061,000
Shareholders' equity:
Additional paid-in capital	357,918,000	194,351,000
Accumulated other comprehensive loss	(9,920,000)	(3,849,000)
Accumulated deficit	(92,653,000)	(47,902,000)
Total shareholders' equity	255,465,000	142,601,000
Total liabilities and shareholders' equity	273,205,000	148,662,000
Ordinary shares
Shareholders' equity:
Shares value	2,000	1,000
Deferred Shares
Shareholders' equity:
Shares value	0	0
Deferred B shares
Shareholders' equity:
Shares value	118,000	0
Deferred C shares
Shareholders' equity:
Shares value	$ 0	$ 0